EXHIBIT 99.1

Santander Drive Auto Receivables Trust 2012-5

Class A-1 0.33599% Asset Backed Notes

Class A-2 0.57% Asset Backed Notes

Class A-3 0.83% Asset Backed Notes

Class B 1.56% Asset Backed Notes

Class C 2.70% Asset Backed Notes

Class D 3.30% Asset Backed Notes

Class E 4.69% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2012-5, as Issuer, Santander Consumer USA Inc., as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Deutsche Bank Trust Company Americas as Indenture Trustee, dated as of August 15, 2012. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	04/01/2016
Collection Period Ending:	04/30/2016
Prev. Distribution/Close Date:	04/15/2016
Distribution Date:	05/16/2016
Days of Interest for Period:	31
Days in Collection Period:	30
Months Seasoned:	45

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	61,664	07/31/2012	08/15/2012	1,158,803,962.47

Total	61,664			1,158,803,962.47

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance		{1}	221,056,147.27

Monthly principal amounts
{2} Scheduled payments	{2}	4,584,624.37
{3} Prepayments received (partial and full)	{3}	2,907,070.31
{4} Repurchased Receivables	{4}	235,764.71
{5} Defaulted Receivables	{5}	2,370,023.29
{6} Cram Down Losses	{6}	2,137.24
{7} Other Receivables adjustments	{7}	—

{8} Total Principal distributable amount		{8}	10,099,619.92

{9} End of period aggregate Principal Balance		{9}	210,956,527.35

{10} Pool Factor ({9}/ Original Pool Balance)		{10}	0.182047

II. NOTE BALANCE CALCULATION

		Class A-1	Class A-2	Class A-3	Class B	Class C	Class D	Class E	Total
{11} Original Note Balance	{11}	157,900,000.00	340,000,000.00	174,200,000.00	124,580,000.00	139,060,000.00	89,800,000.00	34,760,000.00	1,060,300,000.00

{12} Beginning of period Note Balance	{12}	—	—	—	—	63,337,725.18	89,800,000.00	34,760,000.00	187,897,725.18
{13} First Allocation of Principal	{13}	—	—	—	—	—	—	—	—
{14} Second Allocation of Principal	{14}	—	—	—	—	—	—	—	—
{15} Third Allocation of Principal	{15}	—	—	—	—	—	—	—	—
{16} Fourth Allocation of Principal	{16}	—	—	—	—	—	—	—	—
{17} Fifth Allocation of Principal	{17}	—	—	—	—	—	—	—	—
{18} Regular Allocation of Principal	{18}	—	—	—	—	8,584,676.93	—	—	8,584,676.93
{19} Optional Purchase payment amount	{19}	—	—	—	—	—	—	—	—
{20} End of period Note Balance	{20}	—	—	—	—	54,753,048.25	89,800,000.00	34,760,000.00	179,313,048.25
{21} Note Pool Factors	{21}	—	—	—	—	0.393737	1.000000	1.000000	0.169115
{22} Principal payment per $1,000	{22}	—	—	—	—	61.73	—	—	8.10

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{23} Scheduled principal payments received							{23}	4,584,624.37
{24} Partial and full prepayments received							{24}	2,907,070.31
{25} Liquidation Proceeds							{25}	1,502,550.42
{26} Principal on Repurchased Receivables							{26}	484,009.47
{26a} Interest on Repurchased Receivables							{26a}	3,315.51
{27} Interest collected on Receivables							{27}	2,985,484.59
{28} Other amounts received							{28}	93,682.62
{29} Reserve Account Excess Amount							{29}	—
{30} Reserve Account Draw Amount							{30}	—

{31} Total Available Funds								{31}	12,560,737.29

Distributions
{32} Indenture Trustee Fee							{32}	—
{33} Owner Trustee Fee							{33}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{34}	552,640.37	—	—	552,640.37			{34}	552,640.37

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{35}	Class A-1	—	0.33599%	31	Actual/360	—	{35}	—
{36}	Class A-2	—	0.57%	30	30/360	—	{36}	—
{37}	Class A-3	—	0.83%	30	30/360	—	{37}	—

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{38}	Class A-1	—	—	—			{38}	—
{39}	Class A-2	—	—	—			{39}	—
{40}	Class A-3	—	—	—			{40}	—

{41} First Allocation of Principal							{41}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{42}	Class B	—	1.56%	30	30/360	—	{42}	—

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{43}	Class B	—	—	—			{43}	—

{44} Second Allocation of Principal							{44}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{45}	Class C	63,337,725.18	2.70%	30	30/360	142,509.88	{45}	142,509.88

Class C Accrued Note Interest

Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{46}	Class C	—	—	—	{46}	—

{47} Third Allocation of Principal	{47}	—

Class D Accrued Note Interest

Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{48}	Class D	89,800,000.00	3.30%	30	30/360	246,950.00	{48}	246,950.00

Class D Accrued Note Interest

Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{49}	Class D	—	—	—	{49}	—

{50} Fourth Allocation of Principal	{50}	—

Class E Accrued Note Interest

Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{51}	Class E	34,760,000.00	4.69%	30	30/360	135,853.67	{51}	135,853.67

Class E Accrued Note Interest

Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{52}	Class E	—	—	—	{52}	—

{53} Fifth Allocation of Principal	{53}	—

{54} Reserve Account deposit	{54}	—
{55} Regular Allocation of Principal	{55}	8,584,676.93
{56} Distribution to Residual Interestholder	{56}	2,898,106.44

{57} Total Distribution Amount	{57}	12,560,737.29

IV. RECONCILIATION OF RESERVE ACCOUNT

{58} Beginning of period Reserve Account balance	{58}	23,176,079.25
{59} Deposit to Reserve Account	{59}	—
{60} Release from Reserve Account	{60}	—

{61} End of period Reserve Account balance	{61}	23,176,079.25

{62} Specified Reserve Account Balance (2.00% of the Pool Balance as of the Cut-Off Date)	{62}	23,176,079.25
{63} Change in Reserve Account balance from prior period	{63}	—

V. OVERCOLLATERALIZATION

Targeted Overcollateralization (greater of)
{64} (i) 15.00% of the Principal Balance of the Receivables at the end of the Collection Period and	{64}	31,643,479.10
{65} (ii) 1.50% of the Principal Balance of the Receivables as of the Cut-off Date	{65}	17,382,059.44

{66} Cumulative Net Loss Trigger	{66}	No
{67} Targeted Overcollateralization Amount in the event of a Level I Net Loss Trigger (25.00%)	{67}	52,739,131.84

{68} End of period Principal Balance of the Receivables	{68}	210,956,527.35
{69} End of period Note Balance	{69}	179,313,048.25
{70} Overcollateralization amount at the end of the Collection Period	{70}	31,643,479.10
{71} Overcollateralization % at the end of the Collection Period	{71}	15.00%

VI. STATISTICAL DATA

Original	Previous	Current
{72} Principal Balance of the Receivables	{72}	1,158,803,962.47	221,056,147.27	210,956,527.35
{73} Weighted average coupon of the Receivables	{73}	16.79%	16.69%	16.72%
{74} Weighted average original term of the Receivables	{74}	69.51	70.71	70.75
{75} Weighted average remaining term of the Receivables	{75}	68.17	31.00	30.17
{76} Number of Receivables	{76}	61,664	19,038	18,486

VII. DELINQUENCY

Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{77} 31-60 days	{77}	2,155	30,073,388.83	14.26%
{78} 61-90 days	{78}	758	11,096,128.59	5.26%
{79} 91-120 days	{79}	218	3,002,187.66	1.42%
{80} 121 + days delinquent	{80}	1	—	0.00%
{81} Total	{81}	3,132	44,171,705.08	20.94%

VIII. REPOSSESSION INVENTORY

Units	Dollars
{82} Beginning of period Repossessed Inventory	{82}	266	3,915,674.44
{83} Vehicles Repossessed in current period	{83}	242	3,496,549.14
{84} Repossessed vehicles sold in current period	{84}	213	3,309,373.84
{85} Repossessed vehicles reinstated in current period	{85}	79	1,001,292.97
{86} Repossessed vehicle adjustment in current period	{86}	(1)	(19,402.13)
{87} End of period Repossessed Inventory	{87}	215	3,082,154.64

IX. CUMULATIVE NET LOSS RATIO

Units (a)	Dollars (a)
{88} Receivables becoming Defaulted Receivables during period	{88}	170	2,370,023.29
{89} Cram Down Losses occurring during period	{89}	8	2,137.24
{90} Liquidation Proceeds collected during period	{90}	1,021	1,502,550.42
{91} Net losses during period	{91}	869,610.11
(a) Unit count represents # of instances in period per line item

Net Loss for Period	Avg. Portfolio Balance (b)	Net Loss Ratio (c)
{92} Current Period Net Loss Ratio	{92}	869,610.11	216,006,337.31	0.40%

{93} Prior Period Net Loss Ratio	{93}	1,576,101.89	226,977,718.11	0.69%
{94} Second Prior Period Net Loss Ratio	{94}	2,374,542.67	238,988,557.50	0.99%
{95} Third Prior Period Net Loss Ratio	{95}	2,636,390.21	250,898,954.78	1.05%
{96} Rolling 3 prior month average Net Loss Ratio	{96}	0.91%
(b) Average Portfolio Balance calculated using (Beginning of Period Aggregate Balance + End of Period Aggregate Balance)/2
(c) Net Loss Ratio calculated using Net Loss for Period/Average Portfolio Balance for Period

{97} Cumulative Net losses since Cut-off Date (beginning of period)	{97}	139,139,302.51
{98} Net losses during period	{98}	869,610.11
{99} Other Adjustments	{99}	(248,244.76)
{100} Cumulative Net losses since Cut-off Date (end of period)	{100}	139,760,667.86

{101} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)	{101}	12.06%

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2012-5 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from April 1, 2016 to April 30, 2016. Please refer to the Form ABS-15G filed by the Securitizer on January 27, 2016 for additional information. The CIK number of the Securitizer is 0001540151.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA Inc., as Servicer

By:	/s/ Jennifer M. Davis
Name:	Jennifer M. Davis
Title:	Deputy Chief Financial Officer
Date:	May 4, 2016